SUMMARY OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Accounts Payable And Accrued Liabilities
Accounts payable	$ 909,438	$ 2,299,177	$ 236,806
Accrued liabilities	435,850	1,066,885	71,913
Total	$ 1,345,288	$ 3,366,062	$ 308,719